Supplement dated October 20, 2009
to the Prospectuses

Dated August 31, 2009
VAN KAMPEN TRUST II,
on behalf of its series,
Van Kampen Flexible Opportunities Fund,
as previously supplemented on September 14, 2009

Dated July 31, 2009
VAN KAMPEN EQUITY TRUST,
on behalf of its series,
Van Kampen Asset Allocation Conservative Fund
Van Kampen Asset Allocation Moderate Fund
Van Kampen Asset Allocation Growth Fund
Van Kampen Core Equity Fund
Van Kampen Global Growth Fund
Van Kampen Leaders Fund
Van Kampen Mid Cap Growth Fund
Van Kampen Small Cap Growth Fund
Van Kampen Small Cap Value Fund
Van Kampen Utility Fund
Van Kampen Value Opportunities Fund,
each as previously supplemented on September 14, 2009
and August 14, 2009

Dated April 30, 2009
VAN KAMPEN ENTERPRISE FUND,
as previously supplemented on September 14, 2009,
August 14, 2009 and April 30, 2009
VAN KAMPEN HARBOR FUND
VAN KAMPEN LIMITED DURATION FUND
VAN KAMPEN REAL ESTATE SECURITIES FUND
VAN KAMPEN COMSTOCK FUND
VAN KAMPEN EQUITY AND INCOME FUND
VAN KAMPEN U.S. GOVERNMENT TRUST
on behalf of its series,
Van Kampen U.S. Mortgage Fund,
each as previously supplemented on September 14, 2009
and August 14, 2009

Dated March 31, 2009
VAN KAMPEN TAX-EXEMPT TRUST,
on behalf of its series,
Van Kampen High Yield Municipal Fund,
as previously supplemented on September 14, 2009
and August 14, 2009
VAN KAMPEN GROWTH AND INCOME FUND,
as previously supplemented on September 14, 2009
and August 14, 2009

Dated November 1, 2008
VAN KAMPEN TAX FREE MONEY FUND,
as previously supplemented on August 14, 2009, April 17, 2009, January 27, 2009, November 21, 2008 and November 1, 2008

On October 19, 2009, Morgan Stanley & Co. Incorporated (“Morgan Stanley”), the parent company of Van Kampen Investments Inc., announced that it has reached a definitive agreement to sell its retail asset management business to Invesco Ltd. (“Invesco”). The transaction (“Transaction”) includes a sale of the part of the asset management business that advises funds, including the Van Kampen family of funds. The Transaction is subject to certain approvals and other conditions to closing, and is currently expected to close in mid-2010.

Under the Investment Company Act of 1940, the closing of the Transaction will cause each Fund’s current investment advisory agreement with Van Kampen Asset Management, a subsidiary of Van Kampen Investments Inc., to terminate. In connection with the Transaction, it is expected that each Fund’s Board of Trustees/Directors (together the “Boards”) will be asked to consider and approve changes to each Fund, such as approval of a new investment advisory agreement with affiliate(s) of Invesco. In addition, the Boards may be asked to consider and approve changes related to each Fund’s current service providers, governing documents and agreements that conform each Fund to Invesco’s service model for investment management. If approved by the Boards, matters will be submitted to the shareholders of such Fund for their approval.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MULTIFNDSPT27 10/09